Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current:
Domestic	¥ 250,780	¥ 243,993	¥ 95,183
Foreign	203,409	112,164	83,492
Total	454,189	356,157	178,675
Deferred:
Domestic	(348,997)	(308,214)	310,490
Foreign	(78,779)	(62,454)	(44,217)
Total	(427,776)	(370,668)	266,273
Income tax expense (benefit)	26,413	(14,511)	444,948
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(66,401)	(87,628)	1,146
Debt valuation adjustments	7,858	10,296	(36,792)
Derivatives qualifying for cash flow hedges	1,594	(4,968)	12,244
Defined benefit plans	(677)	19,039	139,883
Foreign currency translation adjustments	86,576	96,742	(3,368)
Other Comprehensive Income (Loss), Tax (expense) or benefit	28,950	33,481	113,113
Total	¥ 55,363	¥ 18,970	¥ 558,061